FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

10. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurement, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

•                  Level 1 Inputs—Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date.

•                  Level 2 Inputs—Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including but not limited to quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities and observable inputs other than quoted prices such as interest rates or yield curves.

•                  Level 3 Inputs—Unobservable inputs reflecting the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The following table summarizes assets measured at fair value on a recurring basis as of June 30, 2012 and December 31, 2011(in thousands):

	June 30, 2012			December 31, 2011
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities:
Interest rate swaps	$—	$—	$—	$—	$30,094	$—

Interest Rate Swaps

The Company’s interest rate swaps were terminated in conjunction with the March 2012 debt refinancing discussed in Note 3. Prior to the March 2012 debt refinancing, the Company used interest rate swaps to manage interest rate risk. The fair value of interest rate swaps were determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) were based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves. In addition, to comply with the provisions of ASC 820, Fair Value Measurements, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, were incorporated in the fair values to account for potential nonperformance risk. In adjusting the fair value of its interest rate swaps for the effect of nonperformance risk, the Company considered any applicable credit enhancements such as collateral postings, thresholds, mutual puts, and guarantees.

Although the Company determined that the majority of the inputs used to value its interest rate swaps fell within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its interest rate swaps utilized Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its interest rate swaps and determined that the credit valuation adjustment was not significant to the overall valuation of its interest rate swaps. As a result, the Company classified its interest rate swap valuations in Level 2 of the fair value hierarchy. See Note 5 for further discussion of the Company’s interest rate swaps.

The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of June 30, 2012 and December 31, 2011 (in thousands):

	June 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$308,823	$308,823	$370,549	$370,549
Settlement assets	118,300	118,300	46,840	46,840
Liabilities:
Settlement obligations	275,078	275,078	208,669	208,669
Note payable	1,241,855	1,245,090	1,754,709	1,769,035

Due to the short-term nature of cash and cash equivalents and settlement assets and obligations, the carrying values approximate fair value. Cash and cash equivalents and settlement assets and obligations are classified in Level 1 of the fair value hierarchy. The fair value of the Company’s note payable was estimated based on rates currently available to the Company for bank loans with similar terms and maturities and is classified in Level 2 of the fair value hierarchy.

14. FAIR VALUE MEASUREMENTS

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurement, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

  •
  Level 1 Inputs—Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date.

  •
  Level 2 Inputs—Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including but not limited to quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities and observable inputs other than quoted prices such as interest rates or yield curves.

  •
  Level 3 Inputs—Unobservable inputs reflecting the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

        The following table summarizes assets measured at fair value on a recurring basis at December 31, 2011 and 2010 (in thousands):

	2011			2010
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Free-standing put rights	$—	$—	$—	$—	$—	$800
Liabilities:
Interest rate swaps	—	$30,094	—	—	—	—

Interest Rate Swaps

        The Company uses interest rate swaps to manage interest rate risk. The fair value of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves. In addition, to comply with the provisions of ASC 820, Fair Value Measurements, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, are incorporated in the fair values to account for potential nonperformance risk. In adjusting the fair value of its interest rate swaps for the effect of nonperformance risk, the Company has considered any applicable credit enhancements such as collateral postings, thresholds, mutual puts, and guarantees.

        Although the Company has determined that the majority of the inputs used to value its interest rate swaps fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its interest rate swaps utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its interest rate swaps and has determined that the credit valuation adjustment is not significant to the overall valuation of its interest rate swaps. As a result, the Company classifies its interest rate swap valuations in Level 2 of the fair value hierarchy. See Note 8 for further discussion of the Company's interest rate swaps.

Free-standing Derivative

        In connection with the Transaction, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders at its option, under certain circumstances, as discussed in Note 7. The Company values the put rights by applying Black-Scholes option valuation models using probability weighted scenarios. As the put rights are valued based upon models with significant unobservable market parameters, they are classified within Level 3 of the fair value hierarchy. As discussed in Note 8, the value of the put rights as of December 31, 2011 was zero. The table below summarizes the assumptions used in the Black-Scholes option valuation model as of December 31, 2010:

December 31, 2010
Expected term (in years)	0.5 - 3.0
Expected volatility	25.6 - 44.6%
Risk free rate	0.23 - 1.05%
Expected dividend rate	0%

        The following table is a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Beginning balance	$800	$5,100	$14,200
Losses included in earnings	(800)	(4,300)	(9,100)

Ending balance	$—	$800	$5,100

        The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of December 31, 2011 and 2010 (in thousands):

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$370,549	$370,549	$236,512	$236,512
Settlement assets	46,840	46,840	29,044	29,044
Liabilities:
Settlement obligations	208,669	208,669	229,131	229,131
Note payable	1,754,709	1,769,035	1,756,278	1,799,938

        Due to the short-term nature of cash and cash equivalents and settlement assets and obligations, the carrying values approximate fair value. The fair value of notes payable was estimated based on rates currently available to the Company for bank loans with similar terms and maturities.